Commitments and Contingencies - Minimum Rental Payments (Details) - USD ($)	Dec. 31, 2016	Jul. 01, 2015	Feb. 02, 2015
Commitments and Contingencies Disclosure [Abstract]
2017	$ 750,118
2018	629,923
2019	334,747
Total	$ 1,714,788	$ 23,300	$ 22,000